Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Summary of Company's Non-Vested Restricted Shares	A summary of the status
of the Company’s non-vested restricted
shares as of December 31, 2023, is presented
below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2023	—	—
Granted	7,947	43
Non-vested, December 31, 2023	7,947	43